Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties

11.        Related Parties

During the seven months ended December 31, 2020, the Company’s Board of Directors approved to enter into consulting agreements with Nicole Steinmetz, Ph.D., acting Chief Scientific Officer, Dr. Steinmetz’s spouse, and Steve Fiering, Ph.D., each a co-founder of Private Mosaic and greater than 5% shareholder of the Company (“Related Parties”), for their scientific contributions towards advancing the technology platforms, in the monthly amounts of $5,000, $2,500, and $2,500, respectively. During April 2021, we entered into consulting agreements with the Related Parties retroactive to September 1, 2020. During the year ended December 31, 2021 and the seven months ended December 31, 2020, we expensed in aggregate $120,000 and $40,000, respectively, in related party consulting fees included in research and development expenses in the accompanying consolidated financial statements. Pursuant to the consulting agreements, Dr. Steinmetz, her spouse, and Dr. Fiering are to be initially paid 15% of their monthly amounts up and until the Company is able to raise at least $4 million in new funding. In exchange for the deferral of consulting payments, the Company agreed to grant each of the Related Parties RSU’s with a fair market value equal to 20% of their deferred cash compensation as of the closing date of the financing (the “20% Deferral”). The number of RSU’s to be granted will be calculated based on the closing price of the Company’s common stock on the closing date of the financing and will vest one-year from the date of grant. There was no share-based compensation expense recorded for the year ended December 31, 2021 and period March 30, 2020 (date of inception) to December 31, 2020 pertaining to the 20% Deferral as the terms are unknown and are based on a future performance trigger. As of December 31, 2021 and 2020, we have accrued $137,500 and $40,000, respectively, in accrued consulting fees provided by the Related Parties, which amounts are included in accrued expenses and other in the accompanying consolidated financial statements.

In addition, on May 7, 2021, we entered into convertible note purchase agreements with five (5) accredited investors, including three members of our Board of Directors that participated on the same terms as other accredited investors, in the aggregate principal amount of $575,000. Of such amount, the three members of our Board of Directors invested $225,000 in aggregate (see Note 7).